Supplement, dated July 17, 2008,
                to the Class 2 Prospectus, dated May 1, 2008, for
             Seligman Global Technology Portfolio (the "Portfolio"),
                    a portfolio of Seligman Portfolios, Inc.


Capitalized  terms  without   definitions  have  the  same  meaning  as  in  the
Portfolio's Class 2 Prospectus. The changes described below are effective on October 1, 2008.

The information in the table entitled "Annual Portfolio Operating Expenses" under the heading "Fees and Expenses" on page 5 of the Portfolio's Class 2 Prospectus is replaced with the following (the table heading has been restated for your convenience):

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
-------------------------------------------------------------------------------
Management Fees                                                           1.00%
-------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                  0.25%
-------------------------------------------------------------------------------
Other Expenses(1)                                                         2.04%
===============================================================================
Total Annual Portfolio Operating Expenses(2)                              3.29%
-------------------------------------------------------------------------------

(1) Seligman has voluntarily undertaken to waive its management fee and/or reimburse the Portfolio's expenses to the extent that the Portfolio's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.90% of the Portfolio's average daily net assets. Seligman may discontinue its voluntary waiver/reimbursement at any time.

(2) Reflects total annual portfolio operating expenses as they would have been if the voluntary management fee waiver/expense reimbursement arrangement had not been in effect. The total annual operating expenses for the year ended December 31, 2007, taking into consideration the voluntary management fee waiver/expense reimbursement arrangement, was 2.05%. Seligman can terminate this arrangement at any time.

The example of the costs of an investment in the Portfolio under the heading "Fees and Expenses" on page 5 of the Portfolio's Class 2 Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's total annual operating expenses remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 Year          3 Years          5 Years        10 Years
-------------------------------------------------------------------------------
Class 2                $332            $1,013           $1,717         $3,585
-------------------------------------------------------------------------------

                        Supplement, dated July 17, 2008,
                to the Class 2 Prospectus, dated May 1, 2008, for
             Seligman Smaller-Cap Value Portfolio (the "Portfolio"),
                    a portfolio of Seligman Portfolios, Inc.


Capitalized  terms  without   definitions  have  the  same  meaning  as  in  the
Portfolio's Class 2 Prospectus. The changes described below are effective on October 1, 2008.

The information in the table entitled "Annual Portfolio Operating Expenses" under the heading "Fees and Expenses" on page 4 of the Portfolio's Class 2 Prospectus is replaced with the following (the table heading has been restated for your convenience):

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
-------------------------------------------------------------------------------
Management Fees                                                          1.00%
-------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                 0.25%
-------------------------------------------------------------------------------
Other Expenses                                                           0.14%
===============================================================================
Total Annual Portfolio Operating Expenses                                1.39%
-------------------------------------------------------------------------------


The example of the costs of an investment in the Portfolio under the heading "Fees and Expenses" on page 4 of the Portfolio's Class 2 Prospectus is replaced with the following:

Example

This example is intended to help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Portfolio for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and
(3) the Portfolio's total annual operating expenses remain the same. The example set forth below does not reflect any fees or sales charges imposed by the Contracts on their owners. If any such fees or sales charges had been included, the expenses reflected below would have been higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 Year          3 Years          5 Years        10 Years
-------------------------------------------------------------------------------
Class 2                $142            $440             $761           $1,669
-------------------------------------------------------------------------------